Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases
Depreciation - right-of-use assets	£ (1,692)	£ (1,749)	£ (1,698)
Interest expense (included in finance cost)	(208)	(97)	(109)
Expense relating to short-term leases (included in operating expenses)	(379)	(579)	(472)
Expense relating to low value leases (included in operating expenses)		(42)	(42)
Property
Leases
Depreciation - right-of-use assets	(1,243)	(1,534)	(1,534)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (449)	£ (215)	£ (164)